Shareholder Report, Average Annual Return (Details)	12 Months Ended
Jul. 31, 2026
C000246713_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%
C000246713_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%
C000246712_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.71%
C000246712_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.13%
C000246713_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.64%)
C000246713_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.88%)
C000246713_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%
C000246713_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.54%
C000246712_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.80%)
C000246712_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.43%)
C000246712_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%
C000246712_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.54%